Cover	Oct. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2023
Entity File Number	000-55323
Entity Registrant Name	MENTOR CAPITAL, INC.
Entity Central Index Key	0001599117
Entity Tax Identification Number	77-0395098
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5964 Campus Court
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	(760)
Local Phone Number	788-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	MNTR
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false